Financial instruments - Aging analysis of trade accounts receivable (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	$ 441	$ 244	$ 159
Insurance receivable	6	0	9
Government assistance	1	5	5
Sales taxes receivable	28	11	8
Other	32	17	18
Total trade and other current receivables	508	277	199
Cash outflows	1,375
Long-term debt	499
Interest on long-term debt	0
Current
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	403	220	150
Past due 1 to 30 days
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	30	22	9
Past due 31 to 60 days
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	3	1	0
Past due over 60 days
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	$ 5	$ 1	$ 0